Financial Instruments - Financial derivatives (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Oct. 05, 2021 USD ($)
Derivatives Instrument
Disclosure of detailed information about financial instruments [line items]
Total	€ 4,431
Total Assets (notes 2 and 11)	5,306
Total Liabilities (notes 21 and 30)	(875)
Currency swap contract
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 500,000,000
Total Assets (notes 2 and 11) | $		$ 5,306
Currency swap contract | US Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 500,000
Foreign exchange rate forward
Disclosure of detailed information about financial instruments [line items]
Notional amount	51,000,000
Total Liabilities (notes 21 and 30)	€ (875)